Other Accounts Payable And Accrued Expenses (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Other Accounts Payable And Accrued Expenses [Abstract]
Service providers, consultants and accrued expenses	$ 7,815		$ 6,686
Employees and payroll accruals	4,848		9,645
Advances from customers	452		626
Provision for agent commissions	1,216		1,100
Restructuring and other charges	997	[1]	2,238	[1]
Warranty provision	204		481
Royalties	2,758		2,230
Derivatives	158		2,690
Advances from grants			1,259
Earn out provision			2,718
Others	60		61
Other accounts payable and accrued expenses	$ 18,508		$ 29,734

[1]	See also Note 2aa .